Leases - Future Minimum Payments (FY) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 9,405
2025	5,830
2026	5,408
2027	5,570
2028	5,737
Thereafter	13,016
Total	44,966
Less present value discount	(11,923)
Operating lease liabilities	$ 33,043